Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based compensation [Line Items]
Summary of the restricted share units activity
	Number of restricted shares	Weighted average grant-date fair value (US$)

Outstanding, December 31, 2014	38,806,095	1.5984

Granted	16,012,644	3.3358
Forfeited	(7,312,548)	1.8920
Vested	(11,222,589)	1.4374

Outstanding, December 31, 2015	36,283,602	2.3535

Granted	1,530,008	1.8618
Forfeited	(4,628,202)	2.7386
Vested	(12,229,688)	2.0151

Outstanding, December 31, 2016	20,955,720	2.4320

Granted	22,090,030	5.3001
Forfeited	(4,007,728)	2.5561
Vested	(8,163,878)	2.3227

Outstanding, December 31, 2017	30,874,144	4.4969

Expected to vest at December 31, 2017	27,320,315	4.3810

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
Huya has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

For the year ended December 31,
2017

Weighted average fair value per option granted	1.3798
Weighted average exercise price	2.5500
Risk-free interest rate (1)	2.25%
Expected term (in year) (2)	10
Expected volatility (3)	55%
Dividend yield (4)	-

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	Huya has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on Huya’s expected dividend policy over the expected term of the option.

Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Summary of the activities of the Pre-2009 Scheme Options for employees and non-employee
	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)

Outstanding, vested and exercisable, December 31, 2014	7,380,345	0.0061	3.52	22,959
Exercised	(6,611,970)	0.0061	2.46

Outstanding, vested and exercisable, December 31, 2015	768,375	0.0067	2.99	2,395
Exercised	(234,720)	0.0067	2.00

Outstanding, vested and exercisable, December 31, 2016	533,655	0.0067	1.98	1,048
Exercised	(379,120)	0.0067	0.97

Outstanding, vested and exercisable, December 31, 2017	154,535	0.0067	1.00	873

2017 Share Incentive Plan
Share-based compensation [Line Items]
Summary of the activities of the Pre-2009 Scheme Options for employees and non-employee
	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)

As of January 1, 2017	-	-	-
Granted	11,737,705	2.5500	10.00
Forfeited	(18,000)	2.5500

As of December 31, 2017	11,719,705	2.5500	9.75
Expected to vest at December 31, 2017	10,675,362	2.5500	9.61